UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ecofin Limited
           --------------------------------------------------
Address:   15 Buckingham Street
           --------------------------------------------------
           London KT18 7QT, United Kingdom
           --------------------------------------------------

Form 13F File Number:     028-12086
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Denis Chatterton
           --------------------------------------------------
Title:     Chief Administrative Officer
           --------------------------------------------------
Phone:     +44 (0)20 7451 2941
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Denis Chatterton       London, United Kingdom          May 8, 2007
       ------------------------   ------------------------------  -----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        40
                                               -------------

Form 13F Information Table Value Total:        $902,036
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                      Name
---               ------------------


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

                                                      VALUE               SHARES/ SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
          SECURITY                  TITLE OF CLASS   CUSIP    x($1000)   PRN AMT  PRN CALL DISCRETN MANAGERS    SOLE  SHARED  NONE
------------------------------      --------------- --------- --------   -------  --- ---- -------- --------- ------- ------- ------

ADA-ES INC                              COM         005208103    3,920     285,063  SH       Sole               285,063
ALLEGHENY ENERGY INC                    COM         017361106   17,907     364,400  SH       Sole               364,400
AMERICAN ELECTRIC POWER                 COM         025537101   54,649   1,121,000  SH       Sole             1,121,000
CEMIG SA -SPONS ADR (US*)            SPOND ADR      204409601    1,142      23,400  SH       Sole                23,400
CHENIERE ENERGY INC                   COM NEW       16411R208   44,065   1,414,600  SH       Sole             1,414,600
CMS ENERGY CORP                         COM         125896100   89,477   5,026,800  SH       Sole             5,026,800
DPL INC                                 COM         233293109   35,085   1,128,500  SH       Sole             1,128,500
DPL INC (UN*):DPL INC COMMON-CFD        CFD         233293109      479      15,400  SH       Sole                15,400
DYNEGY INC-CL A                        CL A         26816Q101   27,471   2,966,600  SH       Sole             2,966,600
EDISON INTERNATIONAL                    COM         281020107   13,862     281,000  SH       Sole               281,000
EMPRESA NAC ELEC-CHIL-SP ADR (US*)   SPOND ADR      29244T101    2,160      53,800  SH       Sole                53,800
ENTERGY CORP                            COM         29364G103   15,245     145,300  SH       Sole               145,300
EXELON CORP                             COM         30161N101   74,770   1,088,200  SH       Sole             1,088,200
FIRST SOLAR INC                         COM         336433107    4,832      92,900  SH       Sole                92,900
FPL GROUP INC                           COM         302571104   97,861   1,592,000  SH       Sole             1,592,000
INFRASOURCE SERVICES INC                COM         45684P102    8,561     280,400  SH       Sole               280,400
ITC HOLDINGS CORP                       COM         465685105   91,599   2,115,947  SH       Sole             2,115,947
KEYSPAN CORP                            COM         49337W100    4,699     114,200  SH       Sole               114,200
KINDER MORGAN MANAGEMENT LLC            SHS         49455U100    7,126     139,080  SH       Sole               139,080
KOREA ELEC POWER CORP-SP ADR (US*)   SPOND ADR      500631106    2,381     117,500  SH       Sole               117,500
MIRANT CORP                             COM         60467R100   17,341     428,600  SH       Sole               428,600
NEW JERSEY RESOURCES CORP               COM         646025106    2,395      47,600  SH       Sole                47,600
NORTHEAST UTILITIES                     COM         664397106   18,790     573,400  SH       Sole               573,400
NRG 5 3/4 (UN*)                    PFD CONV MAND    629377870   21,128      65,000  SH       Sole                65,000
NRG ENERGY INC                        COM NEW       629377508   16,159     224,300  SH       Sole               224,300
ONEOK INC                               COM         682680103    3,857      85,700  SH       Sole                85,700
P G AND E CORP                          COM         69331C108   11,172     230,000  SH       Sole               230,000
PNM RESOURCES INC                       COM         69349H107   12,878     398,700  SH       Sole               398,700
PPL CORPORATION                         COM         69351T106   23,249     565,700  SH       Sole               565,700
PUBLIC SERVICE ENTERPRISE GP            COM         744573106   38,788     467,100  SH       Sole               467,100
PUGET ENERGY INC                        COM         745310102    9,204     358,400  SH       Sole               358,400
QUANTA SERVICES INC                     COM         74762E102    9,969     395,300  SH       Sole               395,300
QUESTAR CORP                            COM         748356102   13,390     150,100  SH       Sole               150,100
SIERRA PACIFIC RESOURCES                COM         826428104   16,662     958,700  SH       Sole               958,700
SOUTH JERSEY INDUSTRIES                 COM         838518108    3,899     102,104  SH       Sole               102,104
TORTOISE ENERGY INFRASTRUCTURE          COM         89147L100    2,473      63,900  SH       Sole                63,900
TRANSALTA CORP (CT*)                    COM         89346D107    7,973     367,800  SH       Sole               367,800
TRANSCANADA CORP (CT*)                  COM         89353D107   19,425     580,400  SH       Sole               580,400
VECTREN CORPORATION                     COM         92240G101    1,616      56,500  SH       Sole                56,500
WILLIAMS COS INC                        COM         969457100   54,379   1,910,700  SH       Sole             1,910,700
